Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income		$ 15,673,000	$ 18,633,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		0	700,000
Loss (gain) on equity securities	[1]	173,000	(209,000)
Depreciation and amortization of premises and equipment, net		1,330,000	1,420,000
Software amortization expense		143,000	361,000
Financing lease amortization expense		176,000	313,000
Amortization of premium and discount on investment securities, net		624,000	506,000
Accretion of deferred loan fees, net		(1,804,000)	(4,780,000)
Amortization of core deposit intangibles		372,000	321,000
Stock-based compensation expense, net		307,000	478,000
Origination of loans held for sale		(1,350,000)	(34,081,000)
Proceeds from sale of loans		1,641,000	35,148,000
Gain on sale of loans		(24,000)	(1,240,000)
Earnings on bank-owned life insurance	[1]	(459,000)	(546,000)
Deferred income tax		(324,000)	(401,000)
Gain on other real estate owned		0	(43,000)
Other real estate owned writedowns		1,200,000	0
(Increase) decrease in accrued interest receivable		(209,000)	1,078,000
Increase (decrease) in accrued interest payable		395,000	(343,000)
Other, net		498,000	(1,893,000)
Net cash provided by operating activities		18,362,000	15,422,000
INVESTING ACTIVITIES
Proceeds from repayments and maturities		4,235,000	11,521,000
Proceeds from sale of securities		57,887,000	0
Purchases		(32,290,000)	(68,907,000)
(Increase) decrease in loans, net		(55,908,000)	127,294,000
Proceeds from the sale of other real estate owned		0	501,000
Purchase of premises and equipment		(884,000)	(605,000)
Proceeds from the disposal of premises and equipment		165,000	0
Purchase of restricted stock		(1,448,000)	0
Redemption of restricted stock		1,183,000	658,000
Proceeds from bank-owned life insurance		0	424,000
Acquisition, net of cash paid		18,406,000	0
Net cash (used in) provided by investing activities		(8,654,000)	70,886,000
FINANCING ACTIVITIES
Net decrease in deposits		(128,553,000)	(58,590,000)
Increase in short-term borrowings, net		65,000,000	0
Repayment of other borrowings		(231,000)	(4,204,000)
Stock options exercised		0	94,000
Repurchase of treasury shares		(6,119,000)	(12,291,000)
Cash dividends		(5,490,000)	(4,240,000)
Net cash used in financing activities		(75,393,000)	(79,231,000)
(Decrease) increase in cash and cash equivalents		(65,685,000)	7,077,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		119,494,000	112,417,000
CASH AND CASH EQUIVALENTS AT END OF YEAR		53,809,000	119,494,000
SUPPLEMENTAL INFORMATION
Interest on deposits and borrowings		4,334,000	4,408,000
Income taxes		3,579,000	5,526,000
Common stock issued in business acquisition		73,265,000	0
Transfers from loans held for sale to loans held for investment		(784,000)	63,000
Decrease (increase) in finance lease assets included in premises and equipment		611,000	(67,000)
Transfers from loans to other real estate owned		29,000	0
(Decrease) increase in finance lease liabilities included in other borrowings		(611,000)	67,000
Noncash assets acquired
Goodwill		31,735,000	15,071,000
Liberty Bancshares Inc [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of core deposit intangibles		0
Noncash assets acquired
Investments		57,907,000	0
Loans		312,618,000
Premises and equipment, net		6,087,000	0
Accrued interest receivable		1,563,000	0
Bank-owned life insurance		16,290,000	0
Other assets		3,111,000	0
Goodwill		16,664,000	0
Total noncash assets acquired		422,590,000	0
Liabilities assumed
Time deposits		(69,278,000)	0
Deposits other than time deposits		(294,684,000)	0
Accrued interest payable		(246,000)	0
Other liabilities		(3,523,000)	0
Total liabilities assumed		(367,731,000)	0
Liberty stock acquired in business combination		(73,265,000)	0
Cash and cash equivalents acquired, net		18,406,000	0
Liberty Bancshares Inc [Member] | Core Deposits [Member]
Noncash assets acquired
Acquired finite lived intangible assets		6,670,000	0
Liberty Bancshares Inc [Member] | Mortgage Servicing Rights [Member]
Noncash assets acquired
Acquired finite lived intangible assets		$ 1,680,000

[1]	Not within scope of ASC 606